Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	CAD 2,538	CAD 1,041
Items that may be reclassified to profit
Currency translation differences (net of taxes of $(46) and $(27))	(155)	(21)
Change in fair value of available-for-sale financial instruments (net of taxes of $2 and $(2))	(10)	16
Share of other comprehensive income (loss) of associates and joint ventures (Note 14)	(1)	1
Items that may be reclassified to profit	(166)	(4)
Items that will not be reclassified to profit
Remeasurements of retirement benefit plans (net of taxes of $(55) and $(7))	129	19
Other comprehensive income	(37)	15
Total comprehensive income for the year	2,501	1,056
Total other comprehensive income (loss) attributable to:
Shareholders of the company	(29)	15
Non-controlling interests	(8)
Other comprehensive income	(37)	15
Total comprehensive income attributable to:
Shareholders of the company	2,480	1,055
Non-controlling interests	21	1
Consolidated comprehensive income, net of tax	CAD 2,501	CAD 1,056